                                                        PROSPECTUS APRIL 2, 2001

         -----------------------------------------------------------------------
         JPMORGAN FUNDS
         This Prospectus Offers: Class A Class B and Class C Shares

Tax Aware Small Company Opportunities Fund
Global 50 Fund
Global Healthcare Fund
Tax Aware U.S. Equity Fund

                                       The Securities and Exchange Commission
                                       has not approved or disapproved these
                                       securities or determined if this
                                       prospectus is truthful or complete. Any
                                       representation to the contrary is a
                                       criminal offense.


                                       [LOGO] JPMORGAN Fleming
                                              Asset Management

Tax Aware Small Company Opportunities Fund .....................1

Global 50 Fund .................................................6

Global Healthcare Fund ........................................12

Tax Aware U.S. Equity Fund ....................................18

Funds' Investment Adviser .....................................24

How Your Account Works ........................................26

Buying Fund Shares ............................................28

Selling Fund Shares ...........................................29

Exchanging Fund Shares ........................................30

Other Information Concerning the Funds ........................31

Distributions and Taxes .......................................32

Fund Details ..................................................33

Shareholder Services ..........................................34

Risk and Reward Elements ......................................35

How to Reach Us .......................................Back cover

--------------------------------------------------------------------------------
JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and its main risks, as well as fund strategies, please see pages 35-36.

GOAL
The Fund's goal is to seek to provide high after tax total return from a portfolio of small company growth stocks. This goal can be changed without shareholder approval.

INVESTMENT APPROACH
PRINCIPAL STRATEGIES
The fund invests primarily in common stocks of small U.S. companies whose market capitalization is greater than $125 million and less than $2.0 billion when purchased. While the Fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential and does not track the sector weightings of the overall small company stock market.

In searching for companies, the Fund combines the "U.S. Equity Management Approach" approach described on page 4 with a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are undervalued or fairly valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company, but the Fund may also continue to hold them if it believes further substantial growth is possible or to shield the Fund from tax liabilities.

To this investment approach the Fund adds the element of tax aware investing. The Fund's tax aware investment strategies are described on page 5.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance also will depend on the effectiveness of J.P. Morgan Investment Management Inc.'s (JPMorgan's) research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The Fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the Fund seeks to outperform the Russell 2000 Growth Index while not tracking its industry weightings, investors should expect higher volatility compared to this index or more conservatively managed small-cap funds.

The Fund's tax aware strategies may reduce your capital gains, but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

THE FUND'S PAST PERFORMANCE
The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

INVESTOR EXPENSES
The estimated expenses of the Fund before and after reimbursement are shown below. The estimated annual Fund expenses after reimbursement are deducted from Fund assets prior to performance calculations.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY            CHARGE(LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE(1)              PRICE OR REDEMPTION PROCEEDS
---------------------------------------------------------------------------------------
 CLASS A SHARES            5.75%                          NONE
---------------------------------------------------------------------------------------
 CLASS B SHARES            NONE                           5.00%
---------------------------------------------------------------------------------------
 CLASS C SHARES            NONE                           1.00%
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                TOTAL        FEE WAIVER
                    MANAGEMENT    RULE (12B-1)    OTHER       OPERATING    AND EXPENSE         NET
                    FEES          FEES            EXPENSES    EXPENSES     REIMBURSEMENT(3)    EXPENSES(3)
-----------------------------------------------------------------------------------------------------------
 CLASS A  SHARES    0.85%         0.25%           0.66%       1.76%        0.11%               1.65%
-----------------------------------------------------------------------------------------------------------
 CLASS B  SHARES    0.85%         0.75%           0.66%       2.26%        0.11%               2.15%
-----------------------------------------------------------------------------------------------------------
 CLASS C  SHARES    0.85%         0.75%           0.66%       2.26%        0.11%               2.15%
-----------------------------------------------------------------------------------------------------------

(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(2) THIS TABLE SHOWS ESTIMATED EXPENSES EXPRESSED AS A PERCENTAGE OF ESTIMATED AVERAGE NET ASSETS.

(3) REFLECTS AN AGREEMENT DATED 4/2/01 BY MORGAN GUARANTY TRUST COMPANY OF NEW YORK, AN AFFILIATE OF JPMORGAN, TO REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.65%, 2.15% AND 2.15% OF THE FUND'S AVERAGE DAILY NET ASSETS WITH RESPECT TO CLASS A, B AND C SHARES, RESPECTIVELY, THROUGH 3/31/02.

               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

EXAMPLE(3) This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you redeem all shares or you hold them

- your investment has a 5% return each year

- you reinvest all your dividends, and

- net expenses are for the period 4/2/01 through 3/31/02 and total operating expenses thereafter

This example is for comparison only; the Fund's actual return and your actual cost may be higher or lower

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                       1 YEAR      3 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
--------------------------------------------------------------------------------
 CLASS A SHARES                                        $733        $1,087
--------------------------------------------------------------------------------
 CLASS B SHARES                                        $718        $996
--------------------------------------------------------------------------------
 CLASS C SHARES                                        $318        $696
--------------------------------------------------------------------------------
IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:
                                                       1 YEAR      3 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES                                        $218        $696
--------------------------------------------------------------------------------
 CLASS C SHARES                                        $218        $696
--------------------------------------------------------------------------------

               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

U.S. EQUITY MANAGEMENT APPROACH

JPMORGAN
J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), serves as the investment manager to the Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JPMorgan Chase is the asset management choice for many of the world's most respected corporations, financial institutions, governments and individuals. Today, JPMorgan Chase employs over 700 research analysts, portfolio managers, capital market researchers and traders around the world and has approximately $638 billion in assets under management.

JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
The Fund invests primarily in common stocks of U.S. small companies whose market capitalization is greater than $125 million and less than $2.0 billion when purchased. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

U.S. EQUITY INVESTMENT PROCESS
The Fund invests primarily in U.S. stocks while seeking to enhance after-tax returns. While the Fund follows its own strategy, the equity funds as a group share a single investment philosophy. This philosophy, developed by the Fund's advisor, JPMorgan, focuses on stock picking while largely avoiding sector or market-timing strategies at time of purchase.

In managing the Fund, JPMorgan employs a three-step process:

RESEARCH JPMorgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. JPMorgan's in-house research is developed by an extensive worldwide network of over 80 career equity analysts. The team of analysts dedicated to U.S. equities includes more than 35 members, with an average of over ten years of experience.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
- ARE INDIVIDUALS WHO COULD BENEFIT FROM A STRATEGY THAT PURSUES RETURNS FROM AN AFTER-TAX PERSPECTIVE
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES
- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

VALUATION The research findings allow JPMorgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

STOCK SELECTION The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's manager often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

TAX AWARE INVESTING

The Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the Fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The Fund is aided in this process by a tax-sensitive optimization model developed by JPMorgan.

The Fund generally intends to pay redemption proceeds in cash; however, it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the Fund - and other shareholders - from tax liabilities that might otherwise be incurred.

--------------------------------------------------------------------------------
JPMORGAN GLOBAL 50 FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as fund strategies, please see pages 37-38.

GOAL

The Fund seeks to provide high total return from a concentrated portfolio of global equity securities. This goal can be changed without shareholder approval.

INVESTMENT APPROACH
PRINCIPAL STRATEGIES
The Fund invests in approximately fifty stocks of primarily large and mid-cap companies located throughout the world. Using its global perspective, JPMorgan uses the investment process described on page 10 to identify those stocks which in its view have an exceptional return potential.

Under normal conditions, the Fund invests in stocks of at least 3 countries, including the United States, and in a variety of industries; the Fund is not constrained by geographic limits and will not concentrate in any one industry. The Fund may invest in both developed and emerging markets. The Fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate in response to movements in global stock markets. Fund performance will also depend on the effectiveness of JPMorgan's research and the management team's stock picking decisions.

The Fund may invest in fewer stocks than other global equity funds. This concentration increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price then would occur if the Fund held more securities.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. These risks are higher in emerging markets. To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

                             JPMORGAN GLOBAL 50 FUND
--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)
The bar chart and table shown below provide some indication of the risks of investing in Classes A, B and C shares of the JPMorgan Global 50 Fund because returns reflect the performance of the Fund's Select shares, a separate class of shares of the Fund.

The bar chart indicates some of the risks by showing the performance of the Fund's Select shares from year to year for the last two calendar years.

The table indicates some of the risks by showing how the Fund's average annual returns for the past year and for the life of the Fund compare to those of the MSCI World Index. This is a widely recognized, unmanaged index that measures stock market performance worldwide using the share prices of approximately 1,600 companies listed on stock exchanges in 22 countries.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1999        45.36%
2000       -14.35%

YEAR-BY-YEAR TOTAL RETURN (%)
SHOWS CHANGES IN RETURNS BY CALENDAR YEAR (1,2,3)

FOR THE PERIOD COVERED BY THIS YEAR-BY-YEAR TOTAL RETURN CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 24.48% (FOR THE QUARTER ENDED 12/31/99); AND THE LOWEST QUARTERLY RETURN WAS -7.88% (FOR THE QUARTER ENDED 12/31/00).

AVERAGE ANNUAL TOTAL RETURNS
Shows performance over time, for periods ended December 31, 2000(3)

                                                     PAST 1 YR.    LIFE OF FUND(1)
----------------------------------------------------------------------------------
 JPMORGAN GLOBAL 50 FUND SELECT SHARES

 (AFTER EXPENSES)                                     -14.35%         8.08%
----------------------------------------------------------------------------------
 MSCI WORLD INDEX (NO EXPENSES)                       -13.18%         6.74%
----------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 5/29/98 AND RETURNS REFLECT PERFORMANCE OF THE FUND'S SELECT SHARES FROM 5/31/98.
(2) THE FUND'S FISCAL YEAR END IS 10/31.
(3) CLASS A, B AND C SHARES ARE FIRST BEING OFFERED ON 4/16/01 PURSUANT TO THIS PROSPECTUS. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS A, B AND C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF SELECT SHARES OF THE FUND. SELECT SHARES WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE SELECT SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT SELECT SHARES DO NOT HAVE THE SAME EXPENSES. HOWEVER, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN SELECT SHARES.

                             JPMORGAN GLOBAL 50 FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The estimated expenses of the Fund before and after reimbursement are shown below. The estimated annual Fund expenses after reimbursement are deducted from Fund assets prior to performance calculations.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY            CHARGE(LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE(1)              PRICE OR REDEMPTION PROCEEDS
---------------------------------------------------------------------------------------
 CLASS A SHARES            5.75%                          NONE
---------------------------------------------------------------------------------------
 CLASS B SHARES            NONE                           5.00%
---------------------------------------------------------------------------------------
 CLASS C SHARES            NONE                           1.00%
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                TOTAL        FEE WAIVER
                    MANAGEMENT    (RULE 12B-1)    OTHER       OPERATING    AND EXPENSE         NET
                    FEES          FEES            EXPENSES    EXPENSES     REIMBURSEMENT(3)    EXPENSES(3)
-----------------------------------------------------------------------------------------------------------
 CLASS A SHARES     1.25%         0.25%           0.72%       2.22%        0.47%               1.75%
-----------------------------------------------------------------------------------------------------------
 CLASS B SHARES     1.25%         0.75%           0.72%       2.72%        0.47%               2.25%
-----------------------------------------------------------------------------------------------------------
 CLASS C SHARES     1.25%         0.75%           0.72%       2.72%        0.47%               2.25%
-----------------------------------------------------------------------------------------------------------

(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(2) THIS TABLE SHOWS ESTIMATED EXPENSES EXPRESSED AS A PERCENTAGE OF ESTIMATED AVERAGE NET ASSETS.

(3) REFLECTS AN AGREEMENT DATED 4/2/01 BY MORGAN GUARANTY TRUST COMPANY OF NEW YORK, AN AFFILIATE OF JPMORGAN, TO REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.75%, 2.25% AND 2.25% OF THE FUND'S AVERAGE DAILY NET ASSETS WITH RESPECT TO CLASS A, B AND C SHARES, RESPECTIVELY, THROUGH 3/31/02.

                             JPMORGAN GLOBAL 50 FUND
--------------------------------------------------------------------------------

EXAMPLE(3) This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you redeem all shares or you hold them

- your investment has a 5% return each year

- you reinvest all your dividends, and

- net expenses are for the period 4/2/01 through 3/31/02 and total operating expenses thereafter

This example is for comparison only; the Fund's actual return and your actual cost may be higher or lower

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES                   $743       $1,187      $1,656      $2,948
-------------------------------------------------------------------------------
CLASS B SHARES                   $728       $1,100      $1,598      $2,894
-------------------------------------------------------------------------------
CLASS C SHARES                   $328       $800        $1,398      $3,017
-------------------------------------------------------------------------------
IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
CLASS B SHARES                   $228       $800        $1,398      $2,894
-------------------------------------------------------------------------------
CLASS C SHARES                   $228       $800        $1,398      $3,017
-------------------------------------------------------------------------------

                             JPMORGAN GLOBAL 50 FUND
--------------------------------------------------------------------------------

GLOBAL EQUITY MANAGEMENT APPROACH

JPMORGAN
J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), serves as the investment manager to the fund. Known for its commitment to proprietary research and its disciplined investment strategies, JPMorgan Chase is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, JPMorgan Chase employs over 700 research analysts, portfolio managers, capital market researchers and traders around the world and has approximately $638 billion in assets under management, including assets managed by the Fund's advisor, JPMorgan Investment Management, Inc.

JPMORGAN GLOBAL 50 FUND
The Fund invests in approximately fifty U.S. and foreign stocks. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in U.S. stocks.

GLOBAL EQUITY INVESTMENT PROCESS
JPMorgan, as advisor, selects the fifty stocks for the Fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the Fund is not constrained by geographic limits and will not concentrate in any one industry; the fund may invest in both developed and emerging markets.

RESEARCH AND VALUATION Research findings allow JPMorgan to rank companies according to their relative value; combined with JPMorgan's qualitative view, the most attractive investment opportunities in a universe of 2,500 stocks are identified.

JPMorgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. JPMorgan's in-house research is developed by an extensive worldwide network of over 160 career analysts following 2,500 stocks in 22 countries. JPMorgan produces valuation rankings of issuers with a market capitalization

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL
- WANT TO ADD A GLOBAL INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
- ARE LOOKING FOR THE ADDED REWARDS AND ARE WILLING TO ACCEPT THE ADDED RISKS OF

A FUND THAT INVESTS IN A RELATIVELY SMALL NUMBER OF STOCKS THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES
- ARE UNCOMFORTABLE WITH THE RISKS OF INTERNATIONAL INVESTING
- ARE LOOKING FOR A LESS AGGRESSIVE STOCK INVESTMENT
- WANT A FUND THAT CONSISTENTLY FOCUSES ON PARTICULAR INDUSTRIES OR SECTORS

                             JPMORGAN GLOBAL 50 FUND
--------------------------------------------------------------------------------

generally greater than $1.5 billion with the help of a variety of models that quantify its research team's findings.

STOCK SELECTION Using research as the basis for investment decisions, JPMorgan portfolio managers construct a concentrated stock portfolio representing companies which in their view have an exceptional return potential relative to other companies. JPMorgan's stock selection focuses on highly rated undervalued companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), conviction in management, the company's product positioning, and catalysts that may positively affect a stock's performance over the next twelve months.

CURRENCY MANAGEMENT JPMorgan actively manages the Fund's currency exposure in an effort to manage risk and enhance total return. The Fund has access to JPMorgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.

--------------------------------------------------------------------------------
JPMORGAN GLOBAL HEALTHCARE FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and its main risks, as well as fund strategies, please see pages 39-41.

GOAL

The Fund seeks to provide high total return from a worldwide portfolio of equity securities in the healthcare sector. This goal can be changed without shareholder approval.

INVESTMENT APPROACH

PRINCIPAL STRATEGIES
The Fund invests primarily in equity securities of U.S. and foreign healthcare companies of all sizes that offer potential for high total return. The Fund will invest primarily in four subsectors: pharmaceuticals, biotechnology, medical technology, and healthcare services. These investments may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine, and agricultural chemicals; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of healthcare facilities. There are no prescribed limits on the weightings of securities in any particular subsector or in any individual company.

The Fund may invest in securities of companies from any geographical region, but intends to invest primarily in securities of companies in developed markets. The Fund may also invest, to a lesser extent, in emerging markets.

The Fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, JPMorgan uses the investment process described on page 16 to identify those stocks which in its view have an exceptional return potential.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of JPMorgan's research and the management team's stock picking decisions.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDESTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

                        JPMORGAN GLOBAL HEALTHCARE FUND
--------------------------------------------------------------------------------

The Fund is non-diversified and may invest in fewer stocks than other global equity funds. This concentration increases the risk and potential of the fund.

With a concentrated portfolio of securities, it is possible that the fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price than would occur if the fund held more securities.

Because the Fund's investments are concentrated in the healthcare sector, the value of its shares will be affected by factors unique to this sector and may fluctuate more widely than that of a fund which invests in a broad range of industries. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. The types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on the healthcare company's market value and/or share price. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and may trade less frequently and have less publicly available information, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

In general, international investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securities are generally riskier than their domestic counterparts. These risks are higher in emerging markets. You should be prepared to ride out periods of underperformance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

                        JPMORGAN GLOBAL HEALTHCARE FUND
--------------------------------------------------------------------------------

THE FUND'S PAST PERFORMANCE
The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

INVESTOR EXPENSES
The estimated expenses of the Fund before and after reimbursement are shown below. The estimated annual fund expenses after reimbursement are deducted from Fund assets prior to performance calculations.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY            CHARGE(LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE(1)              PRICE OR REDEMPTION PROCEEDS
---------------------------------------------------------------------------------------
 CLASS A SHARES            5.75%                          NONE
---------------------------------------------------------------------------------------
 CLASS B SHARES            NONE                           5.00%
---------------------------------------------------------------------------------------
 CLASS C SHARES            NONE                           1.00%
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                        FEE
                                                                        WAIVER
                    MANAGE-    DISTRIBUTION                TOTAL        AND
                    MENT       (RULE 12B-1)    OTHER       OPERATING    EXPENSE             NET
                    FEES       FEES            EXPENSES    EXPENSES     REIMBURSEMENT(3)    EXPENSES(3)
--------------------------------------------------------------------------------------------------------
 CLASS A SHARES      1.25%      0.25%           0.65%       2.15%        0.40%               1.75%
--------------------------------------------------------------------------------------------------------
 CLASS B SHARES      1.25%      0.75%           0.65%       2.65%        0.40%               2.25%
--------------------------------------------------------------------------------------------------------
 CLASS C SHARES      1.25%      0.75%           0.65%       2.65%        0.40%               2.25%
--------------------------------------------------------------------------------------------------------

(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(2) THIS TABLE SHOWS ESTIMATED EXPENSES EXPRESSED AS A PERCENTAGE OF ESTIMATED AVERAGE NET ASSETS.

(3) REFLECTS AN AGREEMENT DATED 4/2/01 BY MORGAN GUARANTY TRUST COMPANY OF NEW YORK, AN AFFILIATE OF JPMORGAN, TO REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) EXCEED 1.75%, 2.25% AND 2.25% OF THE FUND'S AVERAGE DAILY NET ASSETS WITH RESPECT TO CLASS A, B, AND C SHARES, RESPECTIVELY, THROUGH 3/31/02.

                        JPMORGAN GLOBAL HEALTHCARE FUND
--------------------------------------------------------------------------------

EXAMPLE (3) This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you redeem all shares or you hold them

- your investment has a 5% return each year

- you reinvest all your dividends, and

- net expenses are for the period 4/2/01 through 3/31/02 and total operating expenses thereafter.

This example is for comparison only; the Fund's actual return and your actual cost may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

 YOUR COST ($)                                         1 YEAR      3 YEARS
------------------------------------------------------------------------------
 CLASS A SHARES                                         $743        $1,173
------------------------------------------------------------------------------
 CLASS B SHARES                                         $728        $1,086
------------------------------------------------------------------------------
 CLASS C SHARES                                         $328        $786
------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                                       1 YEAR      3 YEARS
------------------------------------------------------------------------------
 CLASS B SHARES                                         $228        $786
------------------------------------------------------------------------------
 CLASS C SHARES                                         $228        $786
------------------------------------------------------------------------------

                        JPMORGAN GLOBAL HEALTHCARE FUND
--------------------------------------------------------------------------------

GLOBAL EQUITY MANAGEMENT APPROACH

JPMORGAN
J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), serves as the investment manager to the Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JPMorgan Chase is the asset management choice for many of the world's most respected corporations, financial institutions, governments and individuals. Today, JPMorgan Chase employs over 700 research analysts, portfolio managers, capital market researchers and traders around the world and has approximately $638 billion in assets under management.

JPMORGAN GLOBAL HEALTHCARE FUND
The Fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues from, or have invested 50% of their assets in, healthcare related businesses. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.

GLOBAL EQUITY INVESTMENT PROCESS

JPMorgan, as advisor, selects the global equity securities for the Fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits. In managing the Fund, JPMorgan employs a three-step process:

RESEARCH AND VALUATION Research findings allow JPMorgan to rank companies according to their relative value; combined with JPMorgan's qualitative view, the most attractive investment opportunities in the universe of healthcare stocks are identified.

JPMorgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. JPMorgan's

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL
- WANT TO ADD A GLOBAL INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
- ARE LOOKING FOR THE ADDED REWARDS AND ARE WILLING TO ACCEPT THE ADDED RISKS OF

A FUND THAT INVESTS IN THE HEALTHCARE SECTOR THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES
- ARE UNCOMFORTABLE WITH THE RISKS OF INTERNATIONAL INVESTING
- ARE UNCOMFORTABLE WITH THE FUND'S FOCUS ON THE HEALTHCARE SECTOR
- ARE LOOKING FOR A LESS AGGRESSIVE STOCK INVESTMENT

                        JPMORGAN GLOBAL HEALTHCARE FUND
--------------------------------------------------------------------------------

in-house research is developed by an extensive worldwide network of over 160 career analysts. The team of analysts dedicated to the healthcare sector includes approximately 13 members, with an average of over 15 years of experience.

STOCK SELECTION Using research as the basis for investment decisions, JPMorgan portfolio managers construct a portfolio representing companies in the healthcare sector, which in their view have an exceptional return potential relative to other companies in this sector. JPMorgan's stock selection criteria focus on highly rated U.S. and foreign companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), new drug development, conviction in management, the company's product pipeline, and catalysts that may positively affect a stock's performance over the next twelve months.

CURRENCY MANAGEMENT JPMorgan actively manages the Fund's currency exposure in an effort to manage risk and enhance total return. The Fund has access to JPMorgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.

--------------------------------------------------------------------------------
JPMORGAN TAX AWARE U.S. EQUITY FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as fund strategies, please see pages 42-43.

GOAL

The Fund's goal is to provide high after tax total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

INVESTMENT APPROACH
PRINCIPAL STRAGIES
The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 22. The fund generally considers selling stocks that appear overvalued.

To this investment approach the fund adds the element of tax aware investing. The Fund's tax aware investment strategies are described on page 23.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of JPMorgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so that they differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index. The Fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOALS.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

                      JPMORGAN TAX AWARE U.S. EQUITY FUND
--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)

The bar chart and table shown below provide some indication of the risks of investing in Classes A, B and C shares of the JPMorgan Tax Aware U.S. Equity Fund because returns reflect the performance of the Fund's Select shares, a separate class of shares of the Fund.

The bar chart indicates some of the risks by showing changes in the performance of the Fund's Select shares from year to year for the last four calendar years.

The table indicates some of the risks by showing how the Fund's average annual returns for the past year and the life of the fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock performance.

The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART]

1997        30.32%
1998        31.18%
1999        18.31%
2000        -5.15%

YEAR-BY-YEAR TOTAL RETURN (%)
SHOWS CHANGES IN RETURNS BY CALENDAR YEAR (1,2,3)

FOR THE PERIOD COVERED BY THIS YEAR-BY-YEAR TOTAL RETURN CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 21.64% (FOR THE QUARTER ENDED 12/31/98) AND THE LOWEST QUARTERLY RETURN WAS -8.86% (FOR THE QUARTER ENDED 9/30/98).

AVERAGE ANNUAL TOTAL RETURNS
Shows performance over time, for periods ended December 31, 2000(4)

                                                      PAST 1 YR.   LIFE OF FUND(1)
-----------------------------------------------------------------------------------
 JPMORGAN TAX AWARE U.S. EQUITY FUND
 SELECT SHARES (AFTER EXPENSES)                         -5.15          17.69
-----------------------------------------------------------------------------------
 S&P 500 INDEX (NO EXPENSES)                            -9.11          17.20
-----------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 12/18/96, AND RETURNS REFLECT PERFORMANCE OF THE FUND'S SELECT SHARES FROM 12/31/96.

(2) THE FUND'S FISCAL YEAR END IS 10/31.

(3) CLASS A, B AND C SHARES ARE FIRST BEING OFFERED ON 4/16/01 PURSUANT
    TO THIS PROSPECTUS. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS A, B AND C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF SELECT SHARES OF THE FUND. SELECT SHARES WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE SELECT SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT SELECT SHARES DO NOT HAVE THE SAME EXPENSES. HOWEVER, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN SELECT SHARES.

                      JPMORGAN TAX AWARE U.S. EQUITY FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The estimated expenses of the fund are shown below. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE      MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY       CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF     LOWER OF ORIGINAL PURCHASE
                           THE OFFERING PRICE(1)     PRICE OR REDEMPTION PROCEEDS
-----------------------------------------------------------------------------------
 CLASS A SHARES            5.75%                     NONE
-----------------------------------------------------------------------------------
 CLASS B SHARES            NONE                      5.00%
-----------------------------------------------------------------------------------
 CLASS C SHARES            NONE                      1.00%
-----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                               DISTRIBUTION                 TOTAL        FEE WAIVER
                  MANAGEMENT   (RULE 12B-1)     OTHER       OPERATING    AND EXPENSE        NET
                  FEES         FEES             EXPENSES    EXPENSES     REIMBURSEMENT(3)   EXPENSES(3)
---------------------------------------------------------------------------------------------------------
 CLASS A SHARES   0.45%        0.25%            0.65%       1.35%        0.25%              1.10%
---------------------------------------------------------------------------------------------------------
 CLASS B SHARES   0.45%        0.75%            0.65%       1.85%        0.25%              1.60%
---------------------------------------------------------------------------------------------------------
 CLASS C SHARES   0.45%        0.75%            0.65%       1.85%        0.25%              1.60%
---------------------------------------------------------------------------------------------------------

(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(2) THIS TABLE SHOWS ESTIMATED EXPENSES, EXPRESSED AS A PERCENTAGE OF ESTIMATED AVERAGE NET ASSETS.

(3) REFLECTS AN AGREEMENT DATED 4/2/01 BY MORGAN GUARANTY TRUST COMPANY OF NEW YORK, AN AFFILIATE OF JPMORGAN, TO REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.10%, 1.60% AND 1.60% OF THE FUND'S AVERAGE DAILY NET ASSETS WITH RESPECT TO CLASS A, B AND C SHARES, RESPECTIVELY, THROUGH 3/31/02.

                      JPMORGAN TAX AWARE U.S. EQUITY FUND
--------------------------------------------------------------------------------

EXAMPLE(3) This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you redeem all shares or you hold them

- your investment has a 5% return each year

- you reinvest all your dividends, and

- net expenses are for the period 4/2/01 through 3/31/02 and total operating expenses thereafter.

This example is for comparison only; the Fund's actual return and your actual cost may be higher or higher.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 CLASS A SHARES                  $681       $955        $1,249      $2,085
------------------------------------------------------------------------------
 CLASS B SHARES                  $663       $857        $1,177      $2,016
------------------------------------------------------------------------------
 CLASS C SHARES                  $263       $557        $977        $2,149
------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 CLASS B SHARES                  $163       $557        $977        $2,016
------------------------------------------------------------------------------
 CLASS C SHARES                  $163       $557        $977        $2,149
------------------------------------------------------------------------------

                      JPMORGAN TAX AWARE U.S. EQUITY FUND
--------------------------------------------------------------------------------

U.S. EQUITY MANAGEMENT APPROACH

JPMORGAN
J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), serves as the investment manager to the Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JPMorgan Chase is the asset management choice for many of the world's most respected corporations, financial institutions, governments and individuals. Today, JPMorgan Chase employs approximately 700 research analysts, portfolio managers, capital market researchers and traders around the world and has approximately $638 billion in assets under management.

JPMORGAN U.S. EQUITY FUNDS
The Fund invests primarily in U.S. stocks. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

U.S. EQUITY INVESTMENT PROCESS
The Fund invest primarily in U.S. stocks. The Fund does so while seeking to enhance after-tax returns.

The Fund's philosophy, developed by the fund's advisor, focuses on stock picking while largely avoiding sector or market-timing strategies.

In managing the Fund, JPMorgan employs a three-step process:

RESEARCH JPMorgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

JPMorgan's in-house research is developed by an extensive worldwide network of over 80 career equity analysts. The team of analysts dedicated to U.S. equities includes more than 35 members, with an average of over ten years of experience.

VALUATION The research findings allow JPMorgan to rank the companies in

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
- ARE INDIVIDUALS THAT COULD BENEFIT FROM A STRATEGY THAT PURSUES RETURNS FROM AN AFTER-TAX PERSPECTIVE

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES
- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

                      JPMORGAN TAX AWARE U.S. EQUITY FUND
--------------------------------------------------------------------------------

each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

STOCK SELECTION The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the fund's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions.

TAX AWARE INVESTING
The Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the Fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The Fund is aided in this process by a tax-sensitive optimization model developed by JPMorgan.

The Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the Fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

JPMorgan is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMorgan is located at 522 5th Ave, New York, NY 10036.

THE PORTFOLIO MANAGERS

GLOBAL HEATHCARE FUND
The portfolio management team is led by Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1977 and employed by JPMorgan since 1984, Shawn Lytle, vice president, who has been an international equity portfolio manager since 1998 and employed by JPMorgan since 1992, and Bertrand Biragnet, vice president, an international portfolio manager since joining JPMorgan in 1996. Prior to joining JPMorgan, Mr. Biragnet worked at the European Center for Particle Physics in Geneva and T. Hoare & Co. stockbrokers in London.

GLOBAL 50 FUND
The portfolio management team is led by Mr. Cormie and Mr. Lytle.

                            FUNDS' INVESTMENT ADVISER
-------------------------------------------------------------------------------

TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
The portfolio management team is led by Marian U. Pardo, managing director, Saira Durcanin, vice president and CFA, and Carolyn Jones, vice president. Ms. Pardo has been at JPMorgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible Funds, and several institutional portfolios. Ms. Durcanin has been with JPMorgan since July 1995 as a small company equity analyst and portfolio manager. Ms. Jones has been with JPMorgan since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMorgan's private banking group and as a product specialist at Merrill Lynch Asset Management.

TAX AWARE U.S. EQUITY FUND
The portfolio management team is led by Terry E. Banet, vice president, and Louise Sclafani, vice president. Ms. Banet has been on the team since the Fund's inception in December 1996, and has been at JPMorgan since 1985. Prior to managing this Fund, Ms. Banet managed tax aware accounts and helped develop Morgan's tax aware equity process. Ms. Sclafani has been at JPMorgan since 1994.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES

You must pay a sales charge to buy Class A, B or C shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

You may purchase Class A, B or C shares in each Fund described in the prospectus.

Different charges are associated with each class of shares:

- If you choose to invest in Class A shares, you must pay a sales charge when you invest.

- If you choose to invest in Class B shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the table shows, the sales charge decreases as your investment increases. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

 TOTAL SALES CHARGE

                                AS % OF THE   AS %
                                OFFERING      OF NET
 AMOUNT OF                      PRICE         AMOUNT
 INVESTMENT                     PER SHARE     INVESTED
-------------------------------------------------------
 LESS THAN $100,000             5.75%         6.10%
-------------------------------------------------------
 $100,000 BUT UNDER $250,000    3.75%         3.90%
-------------------------------------------------------
 $250,000 BUT UNDER $500,000    2.50%         2.56%
-------------------------------------------------------
 $500,000 BUT UNDER $1 MILLION  2.00%         2.04%
-------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

                             HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

YEAR       DEFERRED SALES CHARGE
----------------------------------------------
 1         5%
----------------------------------------------
 2         4%
----------------------------------------------
 3         3%
----------------------------------------------
 4         3%
----------------------------------------------
 5         2%
----------------------------------------------
 6         1%
----------------------------------------------
 7         NONE
----------------------------------------------
 8         NONE
----------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

GENERAL

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It's a subsidiary of BISYS Group, Inc. and is not affiliated with JPMIM. Each Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares and Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

                             HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

Class C shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund Operating Expenses (expenses that are deducted from Fund assets) for each Fund.

Your investment representative may be able to advise you about the best class of shares for you

BUYING FUND SHARES
You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later in this document.

Whether you choose Class A, B or C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

                             HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
---------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
---------------------------------------------------------
 1-800-348-4782
---------------------------------------------------------

 TYPE OF               INITIAL           ADDITIONAL
 ACCOUNT               INVESTMENT        INVESTMENTS
---------------------------------------------------------
 REGULAR ACCOUNT       $2,500            $100
---------------------------------------------------------
 SYSTEMATIC
 INVESTMENT PLAN       $1,000            $100
---------------------------------------------------------
 IRAS                  $1,000            $100
---------------------------------------------------------
 SEP-IRAS              $1,000            $100
---------------------------------------------------------
 EDUCATION IRAS        $500              $100
---------------------------------------------------------

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

SELLING FUND SHARES
You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAW PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV

                             HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We will accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one JPMorgan account to another of the same class. Call the JPMorgan Funds Service Center for details.

If you exchange Class B shares of a Fund for Class B shares of another JPMorgan Fund, or Class C shares for Class C shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a

                             HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the balance falls below $500 because you have sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 day's notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including Morgan Guaranty Trust Company of New York (Morgan)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, B and C shares of the Funds held by investors by the shareholder servicing agent.

Morgan and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, B and C shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Morgan and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Global 50 Fund and the Global Healthcare Fund typically pay income dividends once a year. The Tax Aware U.S. Equity Fund typically pays income dividends four times a year. The Tax Aware Small Company Opportunities Fund typically pays income dividends twice a year. Capital gains, if any are distributed once a year by all Funds. However the Funds may decide to make more or less in a given year.

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of not investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares: or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
FUND DETAILS

BUSINESS STRUCTURE
The Funds are series of JPMorgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-348-4782. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The Funds and the other series of the JPMorgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Morgan, as administrator oversees the Funds' other service providers.

The Funds, subject to the expense reimbursements described earlier in this prospectus, pay JPMorgan or Morgan, as applicable, the following fees for investment advisory and other services:

 ADVISORY SERVICES
---------------------------------------------------------------------------------------------------
 TAX AWARE SMALL COMPANY OPPORTUNITIES FUND         0.85% OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 GLOBAL 50 FUND                                     1.25% OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 GLOBAL HEALTHCARE FUND                             1.25% OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 TAX AWARE U.S. EQUITY FUND                         0.45% OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 ADMINISTRATIVE SERVICES                            FUND'S PRO-RATA PORTION OF 0.09% OF THE FIRST
                                                    $7 BILLION OF AVERAGE NET ASSETS IN
                                                    JPMORGAN-ADVISED PORTFOLIOS, PLUS 0.04% OF
                                                    AVERAGE NET ASSETS OVER $7 BILLION
---------------------------------------------------------------------------------------------------
 SHAREHOLDER SERVICES                               0.25% OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------

Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the Fund. The Fund has agreements with certain shareholder servicing agents (including Morgan) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, B and C shares of the Funds held by investors by the shareholder servicing agent.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAW PLAN
You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE
You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service.

FREE EXCHANGE PRIVILEGE
You can exchange money between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B shares or Class C shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the Class A shares within 90 days of selling the Class B or Class C shares.

RISK AND REWARD ELEMENTS
This table identifies the main elements that make up the Tax Aware Small Company Opportunities Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the fund manage risk.

                   TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- The Fund's share price and         - Stocks have generally outperformed         - Under normal circumstances, the Fund plans to
  performance will fluctuate           more stable investments (such as             remain fully invested, with at least 65% in
  in response to stock market          bonds and cash equivalents) over             stocks; stock investments may include U.S. and
  movements                            the long term                                foreign common stocks, convertible securities,
- Adverse market conditions may                                                     preferred stocks, trust or partnership
  from time to time cause the                                                       interests, warrants, rights, and investment
  Fund to take temporary                                                            company securities
  defensive positions that are                                                    - The Fund seeks to limit risk through
  inconsistent with its                                                             diversification
  principal investment                                                            - During severe market downturns, the Fund has
  strategies and may hinder the                                                     the option of investing up to 100% of assets in
  Fund from achieving its                                                           investment-grade short-term securities
  investment objective
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
- The Fund could underperform        - The Fund could outperform its              - J.P. Morgan focuses its active management on
  its benchmark due to its             benchmark due to these same choices          securities selection, the area where it believes
  securities and asset                                                              its commitment to research can most enhance
  allocation choices                                                                returns
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
- Currency exchange rate             - Favorable exchange rate movements          - The Fund anticipates that its total foreign
  movements could reduce gains         could generate gains or reduce               investments will not exceed 20% of assets
  or create losses                     losses                                     - The Fund actively manages the currency exposure
- The Fund could lose money          - Foreign investments, which                   of its foreign investments and may hedge a
  because of foreign government        represent a  major portion of the            portion of its foreign currency exposure in the
  actions, political instability       world's securities, offer                    U.S. dollar or other currencies that J.P. Morgan
  or lack of adequate and              attractive potential performance             deems more attractive (see also "Derivatives")
  accurate information                 and opportunities for
                                       diversification
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys securities      - The Fund can take advantage of             - The Fund uses segregated accounts to offset
  before issue or for delayed          attractive transaction opportunities         leverage risk
  delivery, it could be exposed
  to leverage risk if it does not
  use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading would raise      - The Fund could realize gains in a short    - The Fund generally avoids short-term trading,
  the Fund's brokerage and             period of time                               except to take advantage of attractive or
  related costs                      - The Fund could protect against losses        unexpected opportunities or to meet demands
- Increased short-term capital         if a stock is overvalued and its value       generated by shareholder activity.
  gains distributions would            later falls                                - The expected annual portfolio turnover rate for
  raise shareholders' income                                                        the Fund is between 40% and 80%
  tax liability

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
- Derivatives such as futures,       - Hedges that correlate well with            - The Fund uses derivatives for hedging and for
  options, swaps and forward           underlying positions can reduce or           risk management (i.e., to establish or adjust
  foreign currency contracts           eliminate losses at low cost                 exposure to particular securities, markets or
  that are used for hedging the      - The Fund could make money and protect        currencies); risk management may include
  portfolio or specific securities     against losses if the investment             management of the Fund's exposure relative to
  may not fully offset the             analysis proves correct                      its benchmark
  underlying positions and this      - Derivatives that involve leverage could    - The Fund only establishes hedges that it expects
  could result in losses to the        generate substantial gains at low cost       will be highly correlated with underlying
  Fund that would not have                                                          positions
  otherwise occurred(1)                                                           - While the Fund may use derivatives that
- Derivatives used for risk                                                         incidentally involve leverage, it does not use
  management may not have the                                                       them for the specific purpose of leveraging the
  intended effects and may result                                                   portfolio
  in losses or missed
  opportunities
- The counterparty to a
  derivatives contract could
  default
- Certain types of derivatives
  involve costs to the fund which
  can reduce returns
- Derivatives that involve
  leverage could magnify losses
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security,    - The Fund may enhance income through the    - JPMorgan maintains a list of approved
  there is a risk that the loaned      investment of collateral received from       borrowers
  securities may not be returned       the borrower                               - The Fund receives collateral equal to at least
  if the borrower defaults                                                          100% of the current value of securities loaned
- The collateral will be subject                                                  - The lending agents indemnify the Fund against
  to the risks of the securities                                                    borrower default
  in which it is invested                                                         - JPMorgan's collateral investment guidelines
                                                                                    limit the quality and duration of collateral
                                                                                    investment to minimize losses
                                                                                  - Upon recall, the borrower must return the
                                                                                    securities loaned within the normal settlement
                                                                                    period
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- The fund could have more           - These holdings may offer more attractive   - The Fund may not invest more than 15% of net
  difficulty valuing these             yields or potential growth than              assets in illiquid holdings
  holdings precisely                   comparable widely traded securities        - To maintain adequate liquidity to meet
- The fund could be unable to                                                       redemptions, the Fund may hold investment-grade
  sell these holdings at the                                                        short-term securities (including repurchase
  time or price it desires                                                          agreements) and, for temporary or extraordinary
                                                                                    purposes, may borrow from banks up to 33 1/3% of
                                                                                    the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

RISK AND REWARD ELEMENTS
This table identifies the main elements that make up the Global 50 Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.

                                 GLOBAL 50 FUND

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN AND OTHER MARKET CONDITIONS
- The Fund's share price and         - Stocks have generally outperformed more    - Under normal circumstances the Fund plans to
  performance will fluctuate in        stable investments (such as bonds and        remain fully invested, with at least 65% in
  response to stock market             cash equivalents) over the long term         stocks of at least three countries, including
  movements                          - Foreign investments, which represent a       the United States; stock investments may include
- The Fund could lose money            major portion of the world's securities,     convertible securities, preferred stocks,
  because of foreign government        offer attractive potential performance       depository receipts (such as ADRs and EDRs),
  actions, political instability,      and opportunities for diversification        trust or partnership interests, warrants,
  or lack of adequate and/or         - Emerging markets can offer higher returns    rights, and investment company securities
  accurate information               - These same stocks could outperform the     - During severe market downturns, the Fund has the
- Investment risks tend to be          general market and provide greater           option of investing up to 100% of assets in
  higher in emerging markets.          returns than more diversified funds          investment-grade short-term securities
  These markets also present
  higher liquidity and valuation
  risks
- The Fund invests in a
  relatively small number of
  stocks. If these stocks
  underperform the general
  market, the Fund could
  underperform more
  diversified funds
- Adverse market conditions may
  from time to time cause the
  Fund to take temporary
  defensive positions that are
  inconsistent with its principal
  investment strategies and may
  hinder the Fund from achieving
  its investment objective
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCIES
- Currency exchange rate movements   - Favorable exchange rate movements could    - The Fund actively manages the currency exposure
  could reduce gains or create         generate gains or reduce losses              of its foreign investments and may hedge a
  losses                                                                            portion of its foreign currency exposure into
- Currency risks tend to be higher                                                  the U.S. dollar or other currencies which the
  in emerging markets                                                               Advisor deems more attractive (see also
                                                                                    "Derivatives")
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security,    - The Fund may enhance income through the    - JPMorgan maintains a list of approved
  there is a risk that the loaned      investment of the collateral received        borrowers
  securities may not be returned       from the borrower                          - The Fund receives collateral equal to at least
  if the borrower defaults                                                          100% of the current value of securities loaned
- The collateral will be subject                                                  - The lending agents indemnify the fund against
  to the risks of the securities                                                    borrower default
  in which it is invested                                                         - JPMorgan's collateral investment guidelines
                                                                                    limit the quality and duration of collateral
                                                                                    investment to minimize losses
                                                                                  - Upon recall, the borrower must return the
                                                                                    securities loaned within the normal settlement
                                                                                    period

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
- Derivatives such as futures,       - Hedges that correlate well with            - The Fund uses derivatives, such as futures,
  options, swaps, and forward          underlying positions can reduce or           options, swaps, and forward foreign currency
  foreign currency contracts(1)        eliminate losses at low cost                 contracts, for hedging and for risk management
  that are used for hedging the      - The Fund could make money and protect        (i.e., to establish or adjust exposure to
  portfolio or specific securities     against losses if the investment             particular securities, markets or currencies)
  may not fully offset the             analysis proves correct                    - The Fund only establishes hedges that it expects
  underlying positions and this      - Derivatives that involve leverage could      will be highly correlated with underlying
  could result in losses to the        generate substantial gains at low cost       positions
  fund that would not have                                                        - While the Fund may use derivatives that
  otherwise occurred                                                                incidentally involve leverage, it does not use
- Derivatives used for risk                                                         them for the specific purpose of leveraging its
  management may not have the                                                       portfolio
  intended effects and may result
  in losses or missed
  opportunities
- The counterparty to a
  derivatives contract could
  default
- Derivatives that involve
  leverage could magnify losses
- Certain types of derivatives
  involve costs to the Fund which
  can reduce returns
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- The Fund could have difficulty     - These holdings may offer more attractive   - The Fund may not invest more than 15% of net
  valuing these holdings precisely     yields or potential growth than              assets in illiquid holdings
- The Fund could be unable to sell     comparable widely traded securities        - To maintain adequate liquidity, the Fund may
  these holdings at the time or                                                     hold investment-grade short-term securities
  price it desired                                                                  (including repurchase agreements and reverse
                                                                                    repurchase agreements) and may borrow from banks
                                                                                    up to 33 1/3% of the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys securities      - The Fund can take advantage of             - The Fund uses segregated accounts to offset
  before issue or for delayed          attractive transaction opportunities         leverage risk
  delivery, it could be exposed
  to leverage risk if it does
  not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading could raise      - The Fund could realize gains in a          - The Fund generally avoids short-term trading,
  the Fund's brokerage and             short period of time                         except to take advantage of attractive or
  related costs                      - The Fund could protect against losses        unexpected opportunities or to meet demands
- Increased short-term capital         if a stock is overvalued and its value       generated by shareholder activity
  gains distributions could            later falls
  raise shareholders' income
  tax liability

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

RISK AND REWARD ELEMENTS
This table identifies the main elements that make up the Global Healthcare Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.

                               GLOBAL HEALTHCARE

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- The Fund's share price and         - Stocks have generally outperformed more    - Under normal circumstances the Fund plans to
  performance will fluctuate in        stable investments (such as bonds and        remain fully invested, with at least 65% in
  response to stock market             cash equivalents) over the long term         stocks of at least three countries, including
  movements                                                                         the U.S.; stock investments may include U.S.
- Adverse market conditions may                                                     and foreign common stocks, convertible
  from time to time cause the Fund                                                  securities, preferred stocks, trust or
  to take temporary defensive                                                       partnership interests, warrants, rights, and
  positions that are inconsistent                                                   investment company securities
  with its principal investment                                                   - During severe market downturns, the Fund has the
  strategies and may hinder the                                                     option of investing up to 100% of assets in
  Fund from achieving its                                                           investment-grade short-term securities
  investment objective
- The Fund is non-diversified
  which means that a relatively
  high percentage of the Fund's
  assets may be invested in a
  limited number of issuers;
  therefore, its performance may
  be more vulnerable to changes in
  the market value of a single
  issuer or a group of issuers.
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
- The Fund could underperform its    - The Fund could outperform its benchmark    - JPMorgan focuses its active management on
  benchmark due to its securities      due to these same choices                    securities selection, the area where it
  and asset asset allocation                                                        believes its commitment to research can most
  choices                                                                           enhance returns
------------------------------------------------------------------------------------------------------------------------------------
SECTOR CONCENTRATION
- The value of Fund shares will be   - Stocks within this sector have the
  affected by factors peculiar to      potential to outperform the broader
  the sector in which the Fund         market indices
  invests, and as a result, may
  fluctuate more widely than that
  of a Fund that invests in a
  broader range of industries
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
- Currency exchange rate movements   - Favorable exchange rate involvements       - The Fund actively manages the currency exposure
  could reduce gains or create         could generate gains or reduce losses        of its foreign investments relative to its
  losses                             - Foreign investments, which represent a       benchmark, and may hedge back into the U.S.
- The Fund could lose money because    major portion of the world's securities,     dollar from time to time (see also
  of foreign government actions,       offer attractive potential performance       "Derivatives")
  political instability or lack of     and opportunities for diversification
  adequate and accurate              - Emerging markets can offer higher
  information                          returns
- Investment risks tend to be
  higher in emerging markets.
  These markets also present
  higher liquidity and valuation
  risks

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
- Derivatives such as futures,       - Hedges that correlate well with            - The Fund uses derivatives for hedging and for
  options, swaps, and forward          underlying positions can reduce or           risk management (i.e., to establish or adjust
  foreign currency contracts that      eliminate losses at low cost                 exposure to particular securities, markets or
  are used for hedging the           - The Fund could make money and protect        currencies); risk management may include
  portfolio or specific securities     against losses if management's analysis      management of the Fund's exposure relative to
  may not fully offset the             proves correct                               its benchmark
  underlying positions and this      - Derivatives that involve leverage could    - The Fund only establishes hedges that it
  could result in losses to the        generate substantial gains at low cost       expects will be highly correlated with
  Fund that would not have                                                          underlying positions
  otherwise occurred(1)                                                           - While the Fund may use derivatives that
- Derivatives used for risk                                                         incidentally involve leverage, it does not use
  management may not have the                                                       them for the specific purpose of leveraging
  intended effects and may result                                                   its portfolios
  in losses or missed opportunities
- The counterparty to a
  derivatives contract could
  default
- Certain types of derivatives
  involve costs to the Fund which
  can reduce returns
- Derivatives that involve
  leverage could magnify losses
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security,    - The Fund may enhance income through the    - JPMorgan maintains a list of approved
  there is a risk that the loaned      investment of collateral received from       borrowers
  securities may not be returned       the borrower                               - The Fund receives collateral equal to at least
  if the borrower defaults                                                          100% of the current value of securities loaned
- The collateral will be subject                                                  - The lending agents indemnify the Fund against
  to the risks of the securities                                                    borrower default
  in which it is invested                                                         - JPMorgan's collateral investment guidelines
                                                                                    limit the quality and duration of collateral
                                                                                    investment to minimize losses
                                                                                  - Upon recall, the borrower must return the
                                                                                    securities loaned within the normal settlement
                                                                                    period
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- The Fund could have more           - These holdings may offer more attractive   - The Fund may not invest more than 15% of net
  difficulty valuing these             yields or potential growth than              assets in illiquid holdings
  holdings precisely                   comparable widely traded securities        - To maintain adequate liquidity to meet
- The Fund could be unable to                                                       redemptions, the Fund may hold investment-grade
  sell these holdings at the                                                        short-term securities (including repurchase
  time or price it desires                                                          agreements and reverse repurchase agreements)
                                                                                    and, for temporary or extraordinary purposes,
                                                                                    may borrow from banks up to 33 1/3% of the
                                                                                    value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys securities      - The Fund can take advantage of             - The Fund uses segregated accounts to offset
  before issue or for delayed          attractive transaction opportunities         leverage risk
  delivery, it could be exposed
  to leverage risk if it does
  not use segregated accounts

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading would raise the  - The Fund could realize gains in a short    - The Fund generally avoids short-term trading,
  Fund's brokerage and related         period of time                               except to take advantage of attractive or
  costs                              - The Fund could protect against losses        unexpected opportunities or to meet demands
- Increased short-term capital         if a stock is overvalued and its value       generated by shareholder activity
  gains distributions would            later falls                                - The expected annual portfolio turnover rate
  raise shareholders' income tax                                                    for the Fund is 50-80%
  liability

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the Tax Aware U.S. Equity Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various securities, including those that are designed to help the Fund manage risk.

                           TAX AWARE U.S. EQUITY FUND

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- The Fund's share price and         - Stocks have generally outperformed more    - Under normal circumstances, the Fund plans to
  performance will fluctuate in        stable investments (such as bonds and        remain fully invested, with at least 65% in
  response to stock market             cash equivalents) over the long term         stocks; stock investments may include U.S. and
  movements                                                                         foreign common stocks, convertible securities,
- Adverse market conditions may                                                     preferred stocks, trust or partnership
  from time to time cause the                                                       interests, warrants, rights, and investment
  Fund to take a temporary                                                          company securities
  defensive position that is                                                      - The Fund seeks to limit risk through
  inconsistent with its principal                                                   diversification
  investment strategies and may                                                   - During severe market downturns, the Fund has the
  hinder the Fund from achieving                                                    option of investing up to 100% of assets in
  its investment objective                                                          investment-grade short-term securities
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
- The Fund could underperform        - The Fund could outperform its benchmark    - JPMorgan focuses its active management on
  its benchmark due to its             due to these same choices                    securities selection, the area where it believes
  securities and asset                                                              its commitment to research can most enhance
  allocation choices                                                                returns
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
- Currency exchange rate             - Favorable exchange rate movements could    - The Fund anticipates that its total foreign
  movements could reduce gains         generate gains or reduce loss                investments will not exceed 20% of assets
  or create losses                   - Foreign investments, which represent a     - The Fund actively manages the currency exposure
- The Fund could lose money            major portion of the world's securities,     of its foreign investments and may hedge a
  because of foreign government        offer attractive potential performance       portion of its foreign currency exposure into
  actions, political                   and opportunities for diversification        the U.S. dollar or other currencies that
  instability or lack of adequate                                                   JPMorgan deems more attractive (see also
  and accurate information                                                          "Derivatives")
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
- Derivatives such as futures,       - Hedges that correlate well with            - The Fund uses derivatives for hedging and for
  options, swaps and forward           underlying positions can reduce or           risk management (i.e., to establish or adjust
  foreign currency contracts that      eliminate losses at low cost                 exposure to particular securities, markets, or
  are used for hedging the                                                          currencies); risk management may include
  portfolio or specific securities                                                  management of the Fund's exposure relative to
  may not fully offset the                                                          its benchmark
  underlying positions and this
  could result in losses to the
  Fund that would not have
  otherwise occurred(1)
- Derivatives used for risk          - The Fund could make money and protect      - The Fund only establishes hedges that it expects
  management may not have the          against losses if management's analysis      will be highly correlated with underlying
  intended effects and may result      proves correct                               positions
  in losses or missed
  opportunities
- The counterparty to a derivatives  - Derivatives that involve leverage could    - While the Fund may use derivatives that
  contract could default               generate substantial gains at low cost       incidentally involve leverage, it does not use
- Certain types of derivatives                                                      them for the specific purpose of leveraging the
  involve costs to the Fund which                                                   portfolio
  can reduce returns
- Derivatives that involve leverage
  could magnify losses

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security,    - The Fund may enhance income through the    - JPMorgan maintains a list of approved borrowers
  there is a risk that the loaned      investment of the collateral received      - The Fund receives collateral equal to at least
  securities may not be returned       from the borrower                            100% of the current value of securities loaned
  if the borrower defaults                                                        - The lending agents indemnify the Fund against
- The collateral will be subject                                                    borrower default
  to the risks of the securities                                                  - JPMorgan's collateral investment guidelines
  in which it is invested                                                           limit the quality and duration of collateral
                                                                                    investment to minimize losses
                                                                                  - Upon recall, the borrower must return the
                                                                                    securities loaned within the normal settlement
                                                                                    period
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- The Fund could have difficulty     - These holdings may offer more attractive   - The Fund may not invest more than 15% of net
  valuing these holdings precisely     yields or potential growth than              assets in illiquid holdings
- The Fund could be unable to sell     comparable widely traded securities        - To maintain adequate liquidity to meet
  these holdings at the time or                                                     redemptions, the Fund may hold investment-grade
  price it desires                                                                  short-term securities (including repurchase
                                                                                    agreements) and, for temporary or extraordinary
                                                                                    purposes, may borrow from banks up to 33 1/3% of
                                                                                    the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys securities      - The Fund can take advantage of             - The Fund uses segregated accounts to offset
  before issue or for delayed          attractive transaction opportunities         leverage risk
  delivery, it could be exposed
  to leverage risk if it does not
  use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading would raise      - The Fund could realize gains in a short    - The Fund generally avoids short-term trading,
  the Fund's brokerage and             period of time                               except to take advantage of attractive or
  related costs                      - The Fund could protect against losses if     unexpected opportunities or to meet demands
- Increased short-term capital         a stock is overvalued and its value later    generated by shareholder activity
  gains distributions would raise      falls                                      - The expected annual portfolio turnover rate for
  shareholders' income tax                                                          the Fund is between 40% and 80%

(1) A futures liability contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

--------------------------------------------------------------------------------
HOW TO REACH US


MORE INFORMATION

For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. MORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

TELEPHONE:  1-800-348-4782




JPMORGAN
JPMorgan Series Trust

ADVISOR
JPMorgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
1-800-521-5411

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

JPMORGAN FUNDS AND THE MORGAN TRADITION
The JPMorgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on JPMorgan's extensive experience and depth as an investment manager, the JPMorgan mutual funds offer a broad array of distinctive opportunities for mutual fund investors.




     The Trust's investment company and 1933 Act registration numbers are:
     811-07795 and 333-11125
                                                                  PSSPECS-1-401X